Assets and Liabilities of Discontinued Operations (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,032,000	$ 172,000	$ 1,257,000
Inventory	348,000	432,000
Real estate owned, net	0
Other current assets	979,000	950,000
Total current assets of discontinued operations	18,058,000	14,755,000
Noncurrent assets:
Property and equipment, net	106,000	71,000
Goodwill		400,000
Other noncurrent assets	1,256,000	2,193,000
Total noncurrent assets of discontinued operations	19,963,000	20,977,000
Current liabilities:
Total current liabilities of discontinued operations	8,073,000	8,649,000
Noncurrent liabilities:
Total noncurrent liabilities of discontinued operations	15,200,000	20,100,000
Discontinued Operations
Current assets:
Cash and cash equivalents	1,032,000	172,000
Trade accounts receivable, net	4,509,000	3,736,000
Inventory	11,349,000	10,345,000
Real estate owned, net		75,000
Other current assets	1,168,000	427,000
Total current assets of discontinued operations	18,058,000	14,755,000
Noncurrent assets:
Property and equipment, net	328,000	318,000
Intangible assets, net	1,615,000	2,708,000
Goodwill	17,780,000	17,780,000
Other noncurrent assets	240,000	171,000
Total noncurrent assets of discontinued operations	19,963,000	20,977,000
Current liabilities:
Trade payables	2,864,000	2,160,000
Line of credit	1,000,000	500,000
Long-term debt due within one year	3,900,000	3,600,000
Litigation reserve	145,000	2,012,000
Accounts payable and accrued liabilities	51,000	233,000
Unclaimed property		19,000
Other current liabilities	113,000	125,000
Total current liabilities of discontinued operations	8,073,000	8,649,000
Noncurrent liabilities:
Long-term debt	9,700,000	13,600,000
Repurchase reserve	5,500,000	6,500,000
Total noncurrent liabilities of discontinued operations	$ 15,200,000	$ 20,100,000